LONG-TERM PREPAYMENT	9 Months Ended
May 31, 2020
Long-term Debt, Unclassified [Abstract]
LONG-TERM PREPAYMENT

NOTE 7 - LONG-TERM PREPAYMENT

In September 2019, the Company entered into an agreement with its related party Youall Perform Services Ltd. for upgrading software of the “Ai Bian Quan Qiu” platform at a cost of $128,000. $108,800 was paid upon signing the agreement and recorded as long-term prepayment in Q1, FY2020. As COVID-19 restricted crowd-gathering, “Ai Bian Quan Qiu” platform did not generate any revenue in Q2 and Q3, FY2020. The Company impaired 80% of the “Ai Bian Quan Qiu” platform intangible asset value in Q2 2020. As such, $108,800 prepayment was expensed as research and development expense in Q3, FY2020.

As of May 31, 2020, the long-term prepayment balance of $1,011,200 relates to three movie copyrights. In November 2019, the Company acquired two movie copyrights at a price of $256,000 for “Lushang” and $115,200 for “Qi Qing Kuai Che”. Both of them have been fully paid and recorded as long-term prepayment. The estimated earliest release date of these two movies will be in the third quarter of FY2021. In January 2020, the Company acquired another movie copyright “Ai Bian Quan Qiu” at a price of $870,978. As of May 31, 2020, $640,000 has been paid and recorded as long-term prepayment for this movie copyright.